FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FEDERAL HOME LOAN BANK ADVANCES
Maturities range from August 2015 through March 2030, fixed rates from 1.00% to 7.23%, averaging 1.87% in 2014 and 2.22% in 2013		$ 83,784,615	$ 57,846,833
One advance which matures in January 2015 and has a fixed rate of 0.14%		10,000,000
Fixed rate, low end of range (as a percent)		1.00%
Fixed rate, high end of range (as a percent)		7.23%
Average fixed rate (as a percent)		1.87%	2.22%
Fixed rate (as a percent)		0.14%
Scheduled principal payments due on advances
2015		20,955,803
2016		8,566,968
2017		12,700,223
2018		15,451,953
2019		10,329,413
Thereafter		25,780,255
Long-term Federal Home Loan Bank Advances, Total	$ 86,950,000	$ 93,784,615